Note 13 - Other Expenses (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
COVID-19 Donations expenses	[1]	$ 1,322
ZIMBABWE
Statement Line Items [Line Items]
COVID-19 Donations expenses		840
Gwanda [member]
Statement Line Items [Line Items]
COVID-19 Donations expenses		$ 482

[1]	Blanket Mine donated $840 towards the Zimbabwean Ministry of Mines and Development and $482 towards a clinic in Gwanda, in helping to curb the spread of COVID-19 and the impacts thereof.